NOTE 12 - DISCONTINUED OPERATIONS (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
NOTE 12 - Discontinued Operations

NOTE 12 - Discontinued Operations

In March 2013, management decided to exit the health care provider business and change the Company's strategy in order to focus on its interior design business. Accordingly, the financial statements have been presented in accordance with ASC 205-20, Discontinued Operations.

The following table illustrates the reporting of the discontinued operations included in the Statements of Operations for the years ended December 31, 2012 and 2011:

	2012	2011

Patient Service Revenue (net of contractual allowances and discounts)	$2,785,498	$6,777,591

Operating expenses:
Cost of services-physicians	3,234,533	5,731,549
General and administrative	1,705,449	1,451,496
Professional liability settlement	—	100,000
Total operating expenses	4,939,982	7,283,045

Other income (expense)
Interest expense, net	(6,792)	(23,878)
Gain on sale of assets	6,500,000	—
Total other income (expenses)	6,493,208	(23,878)

Income (loss) from discontinued operation	$4,338,724	$(529,332)

The Company expects to receive funds from the collection of accounts receivable related to discontinued operations through July 2013.